Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Operating profit before tax from continuing operations	[1]	£ 5,132	£ 3,844	£ (553)
Operating (loss)/profit before tax from discontinued operations	[1]	(262)	467	202
Impairment losses/(releases)		266	(1,335)	3,242
Amortisation of discounts and premiums of other financial assets		6	203	267
Depreciation and amortisation		833	923	914
Change in fair value taken to profit or loss of other financial assets		1,267	1,771	(1,474)
Change in fair value taken to profit or loss on other financial liabilities and subordinated liabilities		(2,400)	(1,083)	962
Elimination of foreign exchange differences		10	2,446	(2,497)
Other non-cash items		(261)	(164)	(2)
Income receivable on other financial assets		(591)	(581)	(518)
Loss/(profit) on sale of other financial assets		172	(118)	(96)
(Profit)/loss on disposal of subsidiaries and associates			(48)	16
Share of loss/(profit) of associates		30	(216)	30
Loss/(profit) on sale of other assets and net assets/liabilities		154	23	(16)
Interest payable on MRELs and subordinated liabilities		1,103	964	1,182
Loss on redemption of own debt		161	145	324
Charges and releases on provisions		248	478	296
Defined benefit pension schemes		205	215	215
Net cash flows from trading activities		6,073	7,934	2,494
Decrease in trading assets		14,991	7,751	4,147
Decrease/(increase) in derivative assets		3,621	59,697	(16,173)
(Increase)/decrease in settlement balance assets		(431)	156	2,090
Increase in loans to banks		(202)	(252)	(554)
(Increase)/decrease in loans to customers		(7,628)	2,721	(33,748)
(Increase)/decrease in other financial assets		(328)	(128)	221
(Increase)/decrease in other assets		(255)	(57)	8
Increase in assets of disposal groups		(4,117)	(9,015)
(Decrease)/increase in banks deposits		(5,838)	5,673	113
(Decrease)/increase in customer deposits		(29,492)	48,071	62,492
Decrease in settlement balance liabilities		(56)	(350)	(1,652)
Decrease in trading liabilities		(11,790)	(7,658)	(1,693)
(Decrease)/increase in derivative liabilities		(6,788)	(59,870)	13,826
Increase/(decrease) in other financial liabilities		989	938	(1,085)
Increase in notes in circulation		171	392	546
Decrease in other liabilities		(1,294)	(1,463)	(1,723)
Changes in operating assets and liabilities		(48,447)	46,606	26,815
Income taxes paid		(1,223)	(856)	(214)
Net cash flows from operating activities	[2],[3]	(43,597)	53,684	29,095
Cash flows from investing activities
Sale and maturity of other financial assets		36,975	16,859	25,952
Purchase of other financial assets		(23,510)	(10,150)	(18,825)
Income received on other financial assets		659	581	518
Net movement in business interests and intangible assets		5,420	(3,489)	(70)
Sale of property, plant and equipment		154	165	348
Purchase of property, plant and equipment		(639)	(901)	(376)
Net cash flows from investing activities		19,059	3,065	7,547
Cash flows from financing activities
Movement in MRELs		(1,974)	2,736	636
Movement in subordinated liabilities		(3,419)	(3,452)	(2,381)
Share repurchased		(2,054)	(1,806)	(2)
Dividends paid		(3,205)	(1,016)	(381)
Issue of paid-in equity			937	2,218
Net cash flows from financing activities		(10,652)	(2,601)	90
Effects of exchange rate changes on cash and cash equivalents		2,933	(2,641)	1,879
Net (decrease)/increase in cash and cash equivalents		(32,257)	51,507	38,611
Cash and cash equivalents at beginning of period		190,706	139,199	100,588
Cash and cash equivalents at end of period		£ 158,449	£ 190,706	£ 139,199

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	Includes interest received of £12,638 million (2021 - £9,696 million, 2020 - £10,007 million) and interest paid of £2,357 million (2021 - £1,668 million, 2020 - £2,414 million).
[3]	The total cash outflow for leases is £170 million (2021: £195 million; 2020: £220 million), including payment of principal amount of £145 million (2021: £164 million; 2020: £179 million) which are included in the operating activities.